N-2	Jun. 05, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	APOLLO DEBT SOLUTIONS BDC
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class S Shares	Class D Shares	Class I Shares
Shareholder transaction expenses (fees paid directly from your investment)
Maximum sales load (1)	—%	—%	—%
Maximum Early Repurchase Deduction (2)	2.0%	2.0%	2.0%

(1)
No upfront sales load will be paid with respect to Class S shares, Class D shares or Class I shares, however, if you buy Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and 3.5% cap on NAV for Class S shares. Selling agents will not charge such fees on Class I shares. Please consult your selling agent for additional information.

(2)
Under our share repurchase plan, to the extent we offer to repurchase shares in any particular quarter, we expect to repurchase shares pursuant to tender offers on or around the last business day of that quarter using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter, except that shares that have not been outstanding for at least one year will be repurchased at 98% of such NAV. The one-year
holding period is measured as of the subscription closing date immediately following the prospective Repurchase Date. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class S Shares	Class D Shares	Class I Shares
Annual expenses (as a percentage of net assets attributable to our Common Shares) (3)
Base management fees (4)	1.25%	1.25%	1.25%
Incentive fees (5)	1.56%	1.56%	1.56%
Shareholder servicing and/or distribution fees (6)	0.85%	0.25%	—%
Interest payment on borrowed funds (7)	6.03%	6.03%	6.03%
Other expenses (8)	0.67%	0.67%	0.67%
Total annual expenses	10.36%	9.76%	9.51%
(3)	Total average net assets as of December 31, 2023 employed as the denominator for expense ratio computation is $2,864.7 million.
(4)	The base management fee paid to our Adviser is calculated at an annual rate of 1.25% on of the value of our net assets as of the beginning of the first calendar day of the applicable month.
(5)	We may have capital gains and investment income that could result in the payment of an incentive fee. The incentive fees, if any, are divided into two parts:

•
The first part of the incentive fee is based on income, whereby we will pay the Adviser quarterly in arrears 12.5% of our
Pre-Incentive
Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up.

•
The second part of the incentive is based on realized capital gains, whereby we will pay the Adviser at the end of each calendar year in arrears 12.5% of cumulative realized capital gains from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains.

The incentive fee referenced in the table above is based on actual amounts of the incentive fee incurred during the year ended December 31, 2023. See “Advisory Agreement and Administration Agreement” for more information concerning the incentive fees.

(6)	Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Intermediary Manager:

•
For Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class S shares, payable monthly.

•
For Class D shares, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, payable monthly.

•	No shareholder servicing fees will be paid with respect to the Class I shares.
The shareholder servicing and/or distribution fees are similar to sales commissions. The distribution and servicing expenses borne by the participating brokers may be different from and substantially less than the amount of shareholder servicing and/or distribution fees charged. The shareholder servicing and/or distribution fees will be payable to the Intermediary Manager, but the Intermediary Manager anticipates that all or a portion of the shareholder servicing and/or distribution fees will be retained by, or reallowed (paid) to, participating brokers. All or a portion of the shareholder servicing and/or distribution fee may be used to pay for sub-transfer
agency,
sub-accounting
and certain other administrative services that are not required to be paid pursuant to the shareholder servicing and/or distribution fees under FINRA rules. The Fund also may pay for these sub-transfer
agency,
sub-accounting
and certain other administrative services outside of the shareholder servicing and/or distribution fees and its Distribution and Servicing Plan. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following:

(i)	a listing of Class I shares,

(ii)	our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or

(iii)
the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering.

In addition, consistent with the exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Intermediary Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Intermediary Manager or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S shares or Class D shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.
(7)
We may borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on actual amounts of the interest payment on borrowed funds incurred during the fiscal year ended December 31, 2023, divided by our weighted average net assets. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing in the market.

(8)
“Other expenses” include, but are not limited to, accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organization and offering expenses and fees payable to our Trustees, as discussed in “Plan of Operation.” We have entered into an Expense Support and Conditional Reimbursement Agreement (the “Expense Support Agreement”) with the Adviser. The Adviser may elect to pay certain of our expenses on our behalf (each, an “Expense Payment”), including organization and offering expenses, provided that no portion of the payment will be used to pay any interest expense or shareholder servicing and/or distribution fees of the Fund. Any Expense Payment that the Adviser has committed to pay must be paid by the Adviser to us in any combination of cash or other immediately available funds no later than forty-five days after such commitment was made in writing, and/or offset against amounts due from us to the Adviser or its affiliates. If the Adviser elects to pay certain of our expenses, the Adviser will be entitled to reimbursement of such expenses from us if Available Operating Funds (as defined below) exceed the cumulative distributions accrued to the Fund’s shareholders. “Other expenses” referenced in the table above include reimbursement by the Fund to the Adviser of prior Expense Payments under the Expense Support Agreement in an amount equal to 0.15% of the Fund’s average net assets as of December 31, 2023. Because the Adviser’s obligation to pay Expense Payments is voluntary, the table above does not reflect the impact of any expense support from the Adviser. See “Plan of Operations-Expenses-Expense Support and Conditional Reimbursement Agreement” for additional information regarding the Expense Support Agreement.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The following replaces the Example tables in the “Fees and Expenses” section of the Prospectus and all similar disclosure in the Prospectus:

Class S shares Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$86	$249	$400	$730
Total expenses assuming a 5.0% annual return solely from net realized capital gains:	$92	$264	$422	$758

Class D shares Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$81	$234	$378	$700
Total expenses assuming a 5.0% annual return solely from net realized capital gains:	$87	$250	$401	$731

Class I shares Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income	$78	$228	$369	$687
Total expenses assuming a 5.0% annual return solely from net realized capital gains:	$84	$244	$392	$719

Purpose of Fee Table , Note [Text Block]	The following replaces the first table in the “Fees and Expenses” section of the Prospectus and all similar disclosure in the Prospectus:
Basis of Transaction Fees, Note [Text Block]	fees paid directly from your investment
Other Expenses, Note [Text Block]	“Other expenses” include, but are not limited to, accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organization and offering expenses and fees payable to our Trustees, as discussed in “Plan of Operation.” We have entered into an Expense Support and Conditional Reimbursement Agreement (the “Expense Support Agreement”) with the Adviser. The Adviser may elect to pay certain of our expenses on our behalf (each, an “Expense Payment”), including organization and offering expenses, provided that no portion of the payment will be used to pay any interest expense or shareholder servicing and/or distribution fees of the Fund. Any Expense Payment that the Adviser has committed to pay must be paid by the Adviser to us in any combination of cash or other immediately available funds no later than forty-five days after such commitment was made in writing, and/or offset against amounts due from us to the Adviser or its affiliates. If the Adviser elects to pay certain of our expenses, the Adviser will be entitled to reimbursement of such expenses from us if Available Operating Funds (as defined below) exceed the cumulative distributions accrued to the Fund’s shareholders. “Other expenses” referenced in the table above include reimbursement by the Fund to the Adviser of prior Expense Payments under the Expense Support Agreement in an amount equal to 0.15% of the Fund’s average net assets as of December 31, 2023. Because the Adviser’s obligation to pay Expense Payments is voluntary, the table above does not reflect the impact of any expense support from the Adviser. See “Plan of Operations-Expenses-Expense Support and Conditional Reimbursement Agreement” for additional information regarding the Expense Support Agreement.
Management Fee not based on Net Assets, Note [Text Block]	The base management fee paid to our Adviser is calculated at an annual rate of 1.25% on of the value of our net assets as of the beginning of the first calendar day of the applicable month.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to our Common Shares
Class S shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Interest Expenses on Borrowings [Percent]	6.03%	[4],[5]
Distribution/Servicing Fees [Percent]	0.85%	[4],[6]
Incentive Fees [Percent]	1.56%	[4],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.67%	[4],[8]
Total Annual Expenses [Percent]	10.36%	[4]
Class S shares [Member] | You Would Pay The Following Expenses On A Thousand Investment Assuming A Five Point Zero Percent Annual Return From Net Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 86
Expense Example, Years 1 to 3	249
Expense Example, Years 1 to 5	400
Expense Example, Years 1 to 10	730
Class S shares [Member] | Total Expenses Assuming A Five Point Zero Percent Annual Return Solely From Net Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	92
Expense Example, Years 1 to 3	264
Expense Example, Years 1 to 5	422
Expense Example, Years 1 to 10	$ 758
Class D shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Interest Expenses on Borrowings [Percent]	6.03%	[4],[5]
Distribution/Servicing Fees [Percent]	0.25%	[4],[6]
Incentive Fees [Percent]	1.56%	[4],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.67%	[4],[8]
Total Annual Expenses [Percent]	9.76%	[4]
Class D shares [Member] | You Would Pay The Following Expenses On A Thousand Investment Assuming A Five Point Zero Percent Annual Return From Net Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 81
Expense Example, Years 1 to 3	234
Expense Example, Years 1 to 5	378
Expense Example, Years 1 to 10	700
Class D shares [Member] | Total Expenses Assuming A Five Point Zero Percent Annual Return Solely From Net Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	87
Expense Example, Years 1 to 3	250
Expense Example, Years 1 to 5	401
Expense Example, Years 1 to 10	$ 731
Class I shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Interest Expenses on Borrowings [Percent]	6.03%	[4],[5]
Distribution/Servicing Fees [Percent]	0.00%	[4],[6]
Incentive Fees [Percent]	1.56%	[4],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.67%	[4],[8]
Total Annual Expenses [Percent]	9.51%	[4]
Class I shares [Member] | You Would Pay The Following Expenses On A Thousand Investment Assuming A Five Point Zero Percent Annual Return From Net Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 78
Expense Example, Years 1 to 3	228
Expense Example, Years 1 to 5	369
Expense Example, Years 1 to 10	687
Class I shares [Member] | Total Expenses Assuming A Five Point Zero Percent Annual Return Solely From Net Realized Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	84
Expense Example, Years 1 to 3	244
Expense Example, Years 1 to 5	392
Expense Example, Years 1 to 10	$ 719

[1]	No upfront sales load will be paid with respect to Class S shares, Class D shares or Class I shares, however, if you buy Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and 3.5% cap on NAV for Class S shares. Selling agents will not charge such fees on Class I shares. Please consult your selling agent for additional information.
[2]	Under our share repurchase plan, to the extent we offer to repurchase shares in any particular quarter, we expect to repurchase shares pursuant to tender offers on or around the last business day of that quarter using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter, except that shares that have not been outstanding for at least one year will be repurchased at 98% of such NAV. The one-year holding period is measured as of the subscription closing date immediately following the prospective Repurchase Date. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
[3]	The base management fee paid to our Adviser is calculated at an annual rate of 1.25% on of the value of our net assets as of the beginning of the first calendar day of the applicable month.
[4]	Total average net assets as of December 31, 2023 employed as the denominator for expense ratio computation is $2,864.7 million.
[5]	We may borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on actual amounts of the interest payment on borrowed funds incurred during the fiscal year ended December 31, 2023, divided by our weighted average net assets. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing in the market.
[6]	Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Intermediary Manager: • For Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class S shares, payable monthly. • For Class D shares, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, payable monthly. • No shareholder servicing fees will be paid with respect to the Class I shares. The shareholder servicing and/or distribution fees are similar to sales commissions. The distribution and servicing expenses borne by the participating brokers may be different from and substantially less than the amount of shareholder servicing and/or distribution fees charged. The shareholder servicing and/or distribution fees will be payable to the Intermediary Manager, but the Intermediary Manager anticipates that all or a portion of the shareholder servicing and/or distribution fees will be retained by, or reallowed (paid) to, participating brokers. All or a portion of the shareholder servicing and/or distribution fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services that are not required to be paid pursuant to the shareholder servicing and/or distribution fees under FINRA rules. The Fund also may pay for these sub-transfer agency, sub-accounting and certain other administrative services outside of the shareholder servicing and/or distribution fees and its Distribution and Servicing Plan. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with the exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Intermediary Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Intermediary Manager or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S shares or Class D shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.
[7]	We may have capital gains and investment income that could result in the payment of an incentive fee. The incentive fees, if any, are divided into two parts: • The first part of the incentive fee is based on income, whereby we will pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up. • The second part of the incentive is based on realized capital gains, whereby we will pay the Adviser at the end of each calendar year in arrears 12.5% of cumulative realized capital gains from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains. The incentive fee referenced in the table above is based on actual amounts of the incentive fee incurred during the year ended December 31, 2023. See “Advisory Agreement and Administration Agreement” for more information concerning the incentive fees.
[8]	“Other expenses” include, but are not limited to, accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organization and offering expenses and fees payable to our Trustees, as discussed in “Plan of Operation.” We have entered into an Expense Support and Conditional Reimbursement Agreement (the “Expense Support Agreement”) with the Adviser. The Adviser may elect to pay certain of our expenses on our behalf (each, an “Expense Payment”), including organization and offering expenses, provided that no portion of the payment will be used to pay any interest expense or shareholder servicing and/or distribution fees of the Fund. Any Expense Payment that the Adviser has committed to pay must be paid by the Adviser to us in any combination of cash or other immediately available funds no later than forty-five days after such commitment was made in writing, and/or offset against amounts due from us to the Adviser or its affiliates. If the Adviser elects to pay certain of our expenses, the Adviser will be entitled to reimbursement of such expenses from us if Available Operating Funds (as defined below) exceed the cumulative distributions accrued to the Fund’s shareholders. “Other expenses” referenced in the table above include reimbursement by the Fund to the Adviser of prior Expense Payments under the Expense Support Agreement in an amount equal to 0.15% of the Fund’s average net assets as of December 31, 2023. Because the Adviser’s obligation to pay Expense Payments is voluntary, the table above does not reflect the impact of any expense support from the Adviser. See “Plan of Operations-Expenses-Expense Support and Conditional Reimbursement Agreement” for additional information regarding the Expense Support Agreement.